Basis of Presentation (Policies)	6 Months Ended
Jun. 30, 2011
Basis of Presentation [Abstract]
Basis of Presentation and Signficant Accounting Policies
The accounting and financial reporting policies of JPMorgan Chase and its subsidiaries conform to accounting principles generally accepted in the U.S. (“U.S. GAAP”). Additionally, where applicable, the policies conform to the accounting and reporting guidelines prescribed by bank regulatory authorities.
The unaudited consolidated financial statements prepared in conformity with U.S. GAAP require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expense, and the disclosures of contingent assets and liabilities. Actual results could be different from these estimates. In the opinion of management, all normal, recurring adjustments have been included for a fair statement of this interim financial information.
These unaudited consolidated financial statements should be read in conjunction with the audited consolidated financial statements, and related notes thereto, included in JPMorgan Chase’s Annual Report on Form 10-K for the year ended December 31, 2010, filed with the U.S. Securities and Exchange Commission ("SEC"), as retrospectively revised by the Current Report on Form 8–K filed with the SEC on November 4, 2011.
References to the “2010 Annual Report” or “2010 Form 10-K” in this Form 8–K are to the Firm’s 2010 Form 10–K, as retrospectively revised by the Form 8–K filed on November 4, 2011.
Certain amounts reported in prior periods have been reclassified to conform to the current presentation